Income Taxes - Summary of Loss Before Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)
Income Taxes [Line Items]
PRC	¥ (14,937)	$ (2,154)	¥ (44,126)
Foreign	(17,558)	(2,533)	(16,013)
Loss before income taxes and loss from equity method investments	¥ (32,495)	$ (4,687)	¥ (60,139)	¥ (19,274)